NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) aircraft engine	Dec. 31, 2022 USD ($) aircraft engine	Dec. 31, 2021 engine aircraft	Dec. 31, 2020 aircraft
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft sold	1	3	5
Boeing 767
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Adjustments related to aircraft transactions | $	$ 3
Airbus A319
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Adjustments related to aircraft transactions | $	39	$ 345
Airbus 320
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Adjustments related to aircraft transactions | $	$ 9	$ 25
Non-current assets or disposal groups classified as held for sale | Boeing 767
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale	1			11
Non-current assets or disposal groups classified as held for sale | Airbus 350
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of engines transferred | engine			3
Number of engines sold | engine	1	1	1
Non-current assets or disposal groups classified as held for sale | Airbus A319
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale		28
Non-current assets or disposal groups classified as held for sale | Airbus 320
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale	6	6
Number of aircraft sold	2
Number of engines transferred | engine	8	8